Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 157,406,250.00
Previously Paid Amount	0.00
Total Fee Amount	21,737.81
Total Offset Amount	0.00
Net Fee	$ 21,737.81
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A